Label	Element	Value
Credit Suisse Multialternative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000946110_SupplementTextBlock

CREDIT SUISSE OPPORTUNITY FUNDS
 Credit Suisse Managed Futures Strategy Fund
 Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated October 23, 2014
to the Prospectus and Summary Prospectus dated February 28, 2014, as amended May 5, 2014 and as supplemented to date

Effective November 19, 2014, certain changes will be made to the investment objectives, principal investment strategies, and principal risks of the Funds, as described below. These changes were previously anticipated to become effective October 28, 2014. In addition, Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan have joined Sheel Dhande as portfolio managers of each Fund, and Dr. Jordan Drachman is no longer a portfolio manager of either Fund.

The following changes to the Prospectus relating to the investment objectives, principal investment strategies and principal risks of the Funds are made effective November 19, 2014, and the following changes to the Prospectus relating to the portfolio managers are currently effective.

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Multialternative Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Changes to Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The sentence under the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Investment Objective" in the Prospectus and under the section entitled "Credit Suisse Multialternative Strategy Fund — Investment Objective" in the Summary Prospectus is deleted and replaced with the following:

The fund seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds.

Strategy [Heading]	rr_StrategyHeading	Changes to Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Investment Strategies" in the Prospectus and the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Investment Strategies" in the Summary Prospectus are deleted in their entirety and replaced with the following:

The fund seeks to approximate the aggregate returns, before fees and expenses, of the universe of hedge funds, as represented by the Credit Suisse Hedge Fund Index (the "CS Hedge Fund Index"), using liquid investments. The CS Hedge Fund Index is a widely recognized asset-weighted benchmark that measures hedge fund performance. The index used as representative of hedge funds may be changed without shareholder approval.

In managing the fund, Credit Suisse, the fund's investment adviser, seeks to estimate the market factors that drive the performance of the universe of hedge funds. The fund seeks to achieve its investment objective by investing its assets in securities and financial instruments that provide exposure to these market factors.

The fund may invest in securities and financial instruments within the U.S. and non-U.S. equity (including emerging markets), U.S. and non-U.S. fixed income (including emerging markets), commodity and currency asset classes. Credit Suisse employs three primary hedge fund strategies in managing the fund: Long/Short Equity, Event Driven and Global Strategies. Long/Short Equity Strategies seek to provide long and short exposure to a diversified portfolio of equities which involves investing in equities (i.e., investing long) that are expected to increase in value and selling equities (i.e., short sales or short selling) that are expected to decrease in value. Long/Short Equity Strategies have the flexibility to shift investment/trading strategies, such as from value to growth, from small to medium to large capitalization stocks, and from net long to net short. Event Driven Strategies typically invest in various asset classes and seek to profit from potential mispricing of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event Driven Strategies include merger arbitrage, in which the fund may buy shares of the "target" company in a proposed merger or other reorganization between two companies. If the consideration in the transaction consists of stock of the acquirer, the fund may seek to hedge the exposure to the acquirer by shorting the stock of the acquiring company. Global Strategies incorporate hedge fund strategies which invest across geographies and asset classes typically in a tactical manner and also incorporate certain arbitrage strategies. Examples of strategies of such types of hedge funds include convertible arbitrage, global macro and managed futures. The investment universe of Global Strategies is broad, often including equity, currency, fixed income and commodity exposures across developed and emerging markets.

The percentage of the fund's portfolio exposed to each asset class and geographic region or to any hedge fund strategy will vary from time to time. The fund will invest in a broad range of instruments, including, but not limited to, equities, American Depository Receipts and Global Depository Receipts, other mutual funds (including other Credit Suisse Funds), exchange-traded funds ("ETFs"), bonds (both investment grade and below investment grade (commonly referred to as "junk bonds")), exchange-traded notes ("ETNs"), currencies, commodities, futures, options and swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary (as described below) that invests in such commodities and commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund's use of derivatives, the fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund also may invest in high-yield securities to earn income, as well as to achieve its investment objective.

The fund primarily will gain exposure to commodities and commodity-linked instruments either through investments in another Credit Suisse Fund or investments in the Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary. The fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the fund with commodity exposure within the limitations of the federal tax requirements that apply to the fund. Investments in other Credit Suisse Funds may provide the fund with exposure to other securities and financial instruments in addition to commodities and commodity-linked instruments.

The fund does not invest in hedge funds.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Changes to Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risk factors entitled "Index/Tracking Error Risk" and "Model and Style Risk," are deleted from the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and from the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus.

The risk factor entitled "Concentration Risk" in the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus is deleted and replaced with the following:

CONCENTRATION RISK

If the Index is or becomes concentrated in a particular industry or group of industries, the fund may invest 25% or more of the value of its total assets in that industry or group of industries to the extent that it is necessary to gain exposure to that industry or group of industries for purposes of approximating the aggregate return of the universe of hedge funds, as represented by the Index. Concentration of investments in a particular industry or group of industries could subject the fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

The following risk factor is added to the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and to the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus:

FIXED INCOME RISK

The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.